Employee Benefits - Amounts recognized in the Consolidated Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension	$ 1,216	$ 1,133
Pension Plan | U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension	0	0
Accrued benefit liability - current	(50)	(46)
Accrued benefit liability - non-current	(1,076)	(1,035)
Accumulated other comprehensive loss	1,763	1,708
Net amount recognized	637	627
Pension Plan | U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension	1,200	1,113
Accrued benefit liability - current	(1)	(1)
Accrued benefit liability - non-current	(19)	(16)
Accumulated other comprehensive loss	1,244	1,136
Net amount recognized	2,424	2,232
Pension Plan | Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prepaid pension	0	0
Accrued benefit liability - current	(5)	(5)
Accrued benefit liability - non-current	(117)	(111)
Accumulated other comprehensive loss	454	433
Net amount recognized	$ 332	$ 317